Offerings - Offering: 1	May 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common shares, par value US$0.000079365 per share, reserved for issuance pursuant to the StoneCo Ltd. Long-Term Incentive Plan
Amount Registered | shares	3,800,000
Proposed Maximum Offering Price per Unit	11.08
Maximum Aggregate Offering Price	$ 42,104,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,814.56
Offering Note	(a) This Registration Statement on Form S-8 (this “Registration Statement”) covers Class A common shares, par value US$0.000079365 per share (“Class A Common Shares”), of StoneCo Ltd. (the “Registrant”) issuable pursuant to the StoneCo Ltd. Long-Term Incentive Plan, as amended and restated May 31, 2022 (as amended, the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Class A Common Shares that become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and 457(c) under the Securities Act on the basis of the average of the high and low prices reported for a Class A Common Share on the NASDAQ Global Select Market on May 1, 2026, a date that is within five business days of the filing of this Registration Statement.

(c) Rounded up to the nearest penny in U.S. dollars.

(d) The Registrant does not have any fee offsets.